Trade Accounts Receivable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade Accounts Receivable
10)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2022 and 2021, consolidated trade accounts receivable consisted of:

	2022	2021
Trade accounts receivable	$1,735	1,622
Allowances for expected credit losses	(91)	(101)

	$1,644	1,521

As of December 31, 2022 and 2021, trade accounts receivable include receivables of $828 and $727, respectively, sold under outstanding trade receivables securitization programs and/or factoring programs with recourse, established in Mexico, the United States, France and the United Kingdom, in which CEMEX effectively surrenders control associated with the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, CEMEX retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not removed from the statement of financial position and the funded amounts to CEMEX of $678 in 2022 and $602 in 2021, were recognized within the line item of “Other financial obligations.” Trade accounts receivable qualifying for sale exclude amounts over certain days past due or concentrations over certain limits to any one customer, according to the terms of the programs. The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to $24 in 2022, $11 in 2021 and $13 in 2020. CEMEX’s securitization programs are usually negotiated for periods of one to two years and are usually renewed at their maturity.
As of December 31, 2022, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

	Accounts receivable	ECL allowance	ECL average rate
Mexico	$306	31	10.1%
United States	591	9	1.5%
Europe, Middle East, Africa and Asia	763	41	5.4%
South, Central America and the Caribbean	73	10	13.7%
Others	2	—	—

	$1,735	91

Changes in the allowance for expected credit losses in 2022, 2021 and 2020, were as follows:

	2022	2021	2020
Allowances for expected credit losses at beginning of period	$101	121	116
Charged to selling expenses	9	1	23
Deductions	(21)	(16)	(19)
Reclassification to assets held for sale (note 4.2)	—	(2)	—
Foreign currency translation effects	2	(3)	1

Allowances for expected credit losses at end of period	$91	101	121

As of December 31, 2021, in relation to the
COVID-19
Pandemic and the potential increase in expected credit losses on trade accounts receivable associated with the still remaining negative economic effects, CEMEX maintains continuous communication with its customers as part of its collection management, in order to anticipate situations that could represent an extension in the portfolio’s recovery period or in some cases the risk of non-recovery.
As of this same date, the Company considers that these negative effects do not yet have a significant impact on the estimates of expected credit losses and will continue to monitor the development of relevant events that may eventually have effect because of a deepening or extension of the
COVID-19
Pandemic.